Deferred Tax Assets and Deferred Tax Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net deferred tax assets and liabilities
Deferred Tax Assets	kr 31,601	kr 19,753
Deferred Tax Liabilities	(57,555)	(46,413)
Tax assets/liabilities, net	(25,953)	(26,661)	kr (36,854)
Offsetting Deferred Tax Assets	(17,803)	(15,557)
Offsetting Deferred Tax Liabilities	17,803	15,557
Net Deferred Tax Assets	13,799	4,196
Net Deferred Tax Liabilities	(39,752)	(30,856)
Intangible assets
Net deferred tax assets and liabilities
Deferred Tax Assets	0
Deferred Tax Liabilities	(56,789)	(46,175)
Tax assets/liabilities, net	(56,789)	(46,175)	(47,120)
Tangible assets
Net deferred tax assets and liabilities
Deferred Tax Assets	0
Deferred Tax Liabilities	(766)	(238)
Tax assets/liabilities, net	(766)	(238)
Lease items net value
Net deferred tax assets and liabilities
Deferred Tax Assets	382	270
Deferred Tax Liabilities	0
Tax assets/liabilities, net	382	270
Liabilities
Net deferred tax assets and liabilities
Deferred Tax Assets	3,218
Deferred Tax Liabilities	0
Tax assets/liabilities, net	3,218	0
Personnel-related items
Net deferred tax assets and liabilities
Deferred Tax Assets	10,654	4,141
Deferred Tax Liabilities	0
Tax assets/liabilities, net			596
Tax loss carried forward
Net deferred tax assets and liabilities
Deferred Tax Assets	17,037	15,319
Deferred Tax Liabilities	0
Tax assets/liabilities, net	17,037	15,319	9,666
Other items
Net deferred tax assets and liabilities
Deferred Tax Assets	311	23
Deferred Tax Liabilities	0
Tax assets/liabilities, net	kr 311	kr 23	kr 4